Other non-current assets	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Noncurrent Assets [Abstract]
Other non-current assets
19. Other
non-current
assets

	At December 31,
(Euro thousands)	2023	2022
Deposits of rental, utility and other	11,494	11,217
Financial assets at fair value through profit or loss	2,660	2,375
Other	1,386	1,673

Total other non-current assets	15,540	15,265

Other
non-current
assets include financial assets at fair value through profit or loss in accordance with IFRS 9. The losses in fair value recognized through profit or loss in the 2023 amounted to €
63 thousand (2022:
€
250
thousand gain).